Risk management and concentrations of risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	[1]
Lampung [Member]
Derivative [Line Items]
Derivative, Interest Rate Index	LIBOR
Derivative, Notional Amount	$ 155,146
Derivative Liability, Fair value carrying amount liability	$ (3,322)
Derivative, Description of Term	Sept 2026
Derivative, Fixed Interest Rate	2.80%	[2]
Gallant [Member]
Derivative [Line Items]
Derivative, Interest Rate Index	LIBOR
Derivative, Notional Amount	$ 124,313
Derivative Liability, Fair value carrying amount liability	$ 112
Derivative, Description of Term	Sept 2019
Derivative, Fixed Interest Rate	1.90%	[2]
Grace [Member]
Derivative [Line Items]
Derivative, Interest Rate Index	LIBOR
Derivative, Notional Amount	$ 135,813
Derivative Liability, Fair value carrying amount liability	$ (679)
Derivative, Description of Term	March 2020
Derivative, Fixed Interest Rate	2.30%	[2]

[1]	All interest rate swaps are U.S. dollar denominated and principal amount reduces quarterly.
[2]	Excludes the margins paid on the floating-rate debt.